Derivatives and Hedging Activities (Details) € in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 EUR (€)
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 104,600		$ 104,600		€ 68,400
Unrealized Gain (Loss) on Derivatives	3,000	$ 500	$ 5,500	$ 1,800
Derivative, Term of Contract			18 months
Conversion To NISMember
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 30,200		$ 30,200